Marketable securities (Tables)	12 Months Ended
Feb. 28, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities [Table Text Block]
Details	Quantity	Average cost	Market price/ unit	Total Fair Value

				February 28, 2022	February 28, 2021
		$	$	$	$
Callable shares	-	-	-	-	310,529
Short term bond ETF	-	-	-	-	166,267
Publicly traded common shares	-	-	-	-	11,888
Total investments				-	488,684